Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee
Employee Benefits
Wages and salaries	€ 11,558,000	€ 11,855,000	€ 10,184,000
Social security costs	1,346,000	1,285,000	1,093,000
Pension costs — defined contribution plans	868,000	860,000	764,000
Equity-settled share based payments	3,224,000	4,024,000	2,454,000
Total employee benefits expense	€ 16,996,000	€ 18,024,000	€ 14,495,000
Average number of employees for the period | employee	127.7	139.9	133.4
Research and Development | employee	89.2	96.2	100.4
General and Administrative | employee	29.6	34.0	32.9
Total number of employees at December 31 (converted to FTE) | employee	118.8	130.2	133.3
WBSO subsidies received for wages and salaries	€ 1,294,000	€ 723,000	€ 807,000
Netherlands
Employee Benefits
Total number of employees at December 31 (converted to FTE) | employee	112.8	125.2